Provisions (Schedule Of Provisions) (Details) - CAD ($) $ in Millions	6 Months Ended
	Feb. 29, 2020	Feb. 29, 2020	Sep. 01, 2019	Aug. 31, 2019
Disclosure of other provisions [line items]
Provisions, Beginning	$ 298
Additions	11
Accretion	3
Reversal	(1)
Payments	(97)
Provisions, Ending	214
Current		$ 133	$ 219	$ 224
Long-term		81	$ 79	79
Provisions	214	214		298
Previously Reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	303
Current				224
Long-term				79
Provisions	303			303
Transition Adjustments [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	(5)
Provisions	(5)			(5)
Asset Retirement Obligations [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Additions	0
Accretion	3
Reversal	0
Payments	0
Provisions, Ending	81
Current		0		0
Long-term		81		78
Provisions	81	81		78
Asset Retirement Obligations [Member] | Previously Reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Provisions	78			78
Asset Retirement Obligations [Member] | Transition Adjustments [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	0
Provisions	0			0
Restructuring [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	142
Additions	0
Accretion	0
Reversal	0
Payments	(91)
Provisions, Ending	51
Current		51		141
Long-term		0		1
Provisions	51	51		142
Restructuring [Member] | Previously Reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	142
Provisions	142			142
Restructuring [Member] | Transition Adjustments [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	0
Provisions	0			0
Other [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	78
Additions	11
Accretion	0
Reversal	(1)
Payments	(6)
Provisions, Ending	82
Current		82		83
Long-term		0		0
Provisions	82	$ 82		78
Other [Member] | Previously Reported [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	83
Provisions	83			83
Other [Member] | Transition Adjustments [Member]
Disclosure of other provisions [line items]
Provisions, Beginning	(5)
Provisions	$ (5)			$ (5)